DERIVATIVE LIABILITIES (Details 1) - Derivative Liabilities One [Member] - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at Beginning of Period	$ 546,076	$ 9,343,485
Initial Recognition of Derivative Liabilities	7,228,211
Change in Fair Value of Derivative Liabilities	(838,767)	(8,797,409)
Balance at End of Period	$ 6,935,520	$ 546,076